Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits
Employee benefits

19.Employee benefits

Post-employment benefits –

The Group recognizes the liability and corresponding impacts to profit and loss as well as comprehensive income regarding to the seniority premiums to be paid to its employees. This benefit is determined considering the years of service and the compensation from the employees.

The components of the defined benefit liability for the periods of 2021, 2020 and 2019, are as follows:

a)	Movement in net defined liability –

The following table shows a reconciliation from the opening balances to the closing balances for the net defined benefit liability and its components:

	2021		2020	2019

Balance at January 01	Ps.	1,678	1,630	1,355

Included in profit or loss:
Current service cost		614	425	424
Interest cost		101	114	123

Net cost of the period		715	539	547

Included in other comprehensive income:
Actuarial loss (gain)		(83)	1,199	(102)
Income tax effect		—	(360)	26

Other:

Benefits paid		(217)	(1,330)	(196)

Balance as of December 31, 2021	Ps.	2,093	1,678	1,630

b)	Actuarial assumptions –

The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages):

	2021	2020	2019

Financial:
Future salary growth	5.0%	4.0%	4.5%
Discount rate	7.6%	6.1%	7.1%

Demographic:
Number of employees	1,272	1,294	654
Age average	32 years	31 years	35 years
Longevity average	2 years	2 years	3 years

c)	Sensitivity analysis –

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation considering a change of ±0.50% in the discount rate.

	Effects as of		Effects as of	Effects as of
	December 31,		January 03,	December 31,
	2021		2021	2019

Increase / decrease in the discount rate
+ 0.50%	Ps.	156	126	(127)
- 0.50%		(174)	(141)	115